Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Parenthetical) (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions						12 Months Ended
	Aug. 24, 2024 $ / shares shares	Jul. 24, 2024 CAD ($) $ / shares shares	May 24, 2024 $ / shares shares	Jan. 25, 2024 CAD ($) shares	Nov. 07, 2023 $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares $ / shares shares	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2024 USD ($) $ / shares shares	Jun. 10, 2024 CAD ($)
Disclosure of classes of share capital [line items]
Proceeds from issue of preference shares | $						$ 2,702
Equity | $						127,192	$ 127,192	$ 115,147
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value adjustments to stock options | $						$ 10		$ 6
Average cost of shares purchased for cancellation						$ 157.74
Average book value of shares purchased for cancellation						$ 14.83
Book value of common shares purchased | $						$ 13	13
Fair value of common shares purchased | $						$ 140	$ 140
Common shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Purchase Of Common Share | $										$ 30
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share | (per share)						$ 1,000	$ 1,000
Preferred shares issued price per depositary share							$ 25
Number of shares issued | shares								15,000
Equity | $								$ 23
Series C2 non-cumulative fixed rate/floating first preferred shares [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares					615,000
Redemption price per share					$ 1,000
Redemption price per depositary share					$ 25
Series BQ on non-cumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $						$ 1,750	$ 1,750
Shares issued price per share						$ 1,000	$ 1,000
Series BR non-cumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $						$ 1,250	$ 1,250
Shares issued price per share						$ 1,000	$ 1,000
Series BS non-cumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $						$ 1,000	$ 1,000
Shares issued price per share						$ 1,000	$ 1,000
Series BT non-cumulative 5-year rate reset first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share						25
Series AZ non-cumulative 5-year rate reset first preferred share [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares			20,000,000
Redemption price per share			$ 25
Series BB non-cumulative 5-year rate reset first preferred share [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	20,000,000
Redemption price per share	$ 25
Series BU non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share						$ 1,000	$ 1,000
Number of shares issued | shares				750,000		750,000	750,000		750,000
Par value per share						$ 1,000	$ 1,000
Proceeds from issue of preference shares | $				$ 750
Equity | $						$ 750	$ 750
Series BW non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share						$ 1,000	$ 1,000
Number of shares issued | shares		600,000				600,000	600,000		600,000
Par value per share		$ 1,000
Proceeds from issue of preference shares | $		$ 600
Equity | $						$ 600	$ 600
Series 4 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share							$ 1,000
Redemption price per share									$ 1,000
Shares issued price per share						$ 1,000	$ 1,000
Series BV non-cumulative 5-year rate reset first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $									$ 1,000
First Preferred Shares Series BV [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $									$ 1,000